UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-21268

                     Oppenheimer Total Return Bond Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                               (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


            Registrant's telephone number, including area code: (303) 768-3200
                                                                --------------

                       Date of fiscal year end: April 30

          Date of reporting period: May 1, 2003 - October 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  October 31, 2003 / Unaudited
--------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Asset-Backed Securities--16.8%
-----------------------------------------------------------------------------------
Bank One Auto Securitization Trust, Automobile Receivables,
Series 2003-1, Cl A2, 1.29%, 8/21/06                      $ 190,000     $  189,518
-----------------------------------------------------------------------------------
BMW Vehicle Owner Trust, Automobile Loan Certificates,
Series 2003-A,
Cl. A2, 1.45%, 11/25/05                                     270,000        270,266
-----------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust,
Automobile Mtg.-Backed Nts.,
Series 2003-2, Cl. A2A, 1.20%, 5/16/05                      180,000        179,885
-----------------------------------------------------------------------------------
Caterpillar Financial Asset Trust,
Equipment Loan Pass-Through
Certificates, Series 2003-A, Cl. A2, 1.25%, 10/25/05        110,000        109,984
-----------------------------------------------------------------------------------
Centex Home Equity Co. LLC, Home Equity Loan
Asset-Backed Certificates:
Series 2003-A, Cl. AF1, 1.836%, 10/25/17                     41,715         41,750
Series 2003-B, Cl. AF1, 1.64%, 2/25/18                       52,666         52,631
Series 2003-C, Cl. AF1, 2.14%, 7/25/18 1                    207,152        207,629
-----------------------------------------------------------------------------------
Chase Funding Mortgage Loan Asset-Backed Certificates,
Home Equity
Mtg. Obligations:
Series 2003-3, Cl. 1A1, 1.20%, 8/25/17 2                     82,591         82,587
Series 2003-4, Cl. 1A1, 1.24%, 9/25/17 1,2                  174,344        174,358
-----------------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust, Automobile Loan
Pass-Through Certificates:
Series 2003-A, Cl. A2, 1.26%, 1/16/06                        70,000         69,967
Series 2003-B, Cl. A2, 1.287%, 3/15/06                       80,000         79,939
-----------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc.,
Home Equity Collateralized
Mtg. Obligations:
Series 2003-1, Cl. AF1, 1.94%, 1/25/33                       77,472         77,555
Series 2003-2, Cl. AF1, 1.22%, 5/25/33 2                     91,456         91,444
Series 2003-3, Cl. AF1, 1.24%, 8/25/33 1,2                  173,147        173,146
-----------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan
Pass-Through Certificates:
Series 2002-B, Cl. A2, 2.20%, 4/6/05                         21,629         21,679
Series 2003-A, Cl. A2, 1.52%, 12/8/05 1                     320,000        320,324
-----------------------------------------------------------------------------------
Harley-Davidson Motorcycle Trust, Motorcycle
Receivable Nts.:
Series 2002-2, Cl. A1, 1.91%, 4/16/07                        61,844         62,049
Series 2003-3, Cl. A1, 1.50%, 1/15/08                       308,047        308,356
-----------------------------------------------------------------------------------
Honda Auto Receivables Owner Trust, Automobile
Receivables Obligations:
Series 2003-2, Cl. A2, 1.34%, 12/21/05                      191,000        190,999
Series 2003-3, Cl. A2, 1.52%, 4/21/06 1                     360,000        360,281
Series 2003-4, Cl. A2, 1.52%, 7/17/06                       330,000        329,892
-----------------------------------------------------------------------------------
Nissan Auto Lease Trust, Auto Lease Obligations,
Series 2003-A,
Cl. A2, 1.69%, 12/15/05                                     220,000        220,029
-----------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust, Automobile
Receivable Nts.:
Series 2002-C, Cl. A3, 2.60%, 8/15/06                       350,000        353,302
Series 2003-B, Cl. A2, 1.20%, 11/15/05                      260,000        259,789
-----------------------------------------------------------------------------------
Residential Funding Mortgage Securities II,
Inc., Home Equity Loan
Pass-Through Certificates, Series 2003-HS1,
Cl. AI2, 1.22%, 1/25/33 2                                   100,662        100,695
-----------------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust,
Automobile Mtg.-Backed Obligations:
Series 2002-B, Cl. A3, 3.76%, 6/15/06                        98,760        100,150
Series 2003-A, Cl. A2, 1.28%, 8/15/05                       260,000        260,063
Series 2003-B, Cl. A2, 1.43%, 2/15/06 1                     240,000        239,891
-----------------------------------------------------------------------------------
USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.:
Series 2002-1, Cl. A3, 2.41%, 10/16/06                      140,000        141,055
Series 2003-1, Cl. A2, 1.22%, 4/17/06                       150,000        149,878


                     8 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Asset-Backed Securities Continued
-----------------------------------------------------------------------------------
Volkswagen Auto Loan Enhanced Trust,
Automobile Loan Receivables:
Series 2003-1, Cl. A2, 1.11%, 12/20/05                    $ 330,000  $     329,456
Series 2003-2, Cl. A2, 1.55%, 6/20/06                       190,000        189,911
-----------------------------------------------------------------------------------
Whole Auto Loan Trust, Automobile Loan Receivables:
Series 2002-1, Cl. A2, 1.88%, 6/15/05                       299,097        299,953
Series 2003-1, Cl. A2A, 1.40%, 4/15/06                      340,000        339,935
                                                                     -------------
Total Asset-Backed Securities (Cost $6,377,579)                          6,378,346

-----------------------------------------------------------------------------------
Mortgage-Backed Obligations--47.1%
-----------------------------------------------------------------------------------
Government Agency--44.2%
-----------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--44.2%
Federal Home Loan Mortgage Corp.:
5%, 11/1/33 3                                               464,000        456,750
7%, 9/1/33                                                  219,837        231,336
-----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg.
Investment
Conduit Multiclass Pass-Through Certificates:
Series 2500, Cl. FD, 1.62%, 3/15/32 2                        89,486         89,783
Series 2526, Cl. FE, 1.52%, 6/15/29 2                        73,120         72,986
Series 2551, Cl. FD, 1.52%, 1/15/33 2                        65,705         65,983
-----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Structured Pass-Through
Securities,
Collateralized Mtg. Obligations:
Series H003, Cl. A2, 1.88%, 1/15/07                           3,120          3,122
Series H006, Cl. A1, 1.724%, 4/15/08                         52,599         52,539
Series T-42, Cl. A2, 5.50%, 2/25/42                          52,045         53,030
-----------------------------------------------------------------------------------
Federal National Mortgage Assn.:
5%, 11/1/33 3                                               727,000        717,231
5.50%, 11/25/18-11/14/33 3                                2,739,000      2,774,225
6%, 11/25/18 3                                              700,000        728,218
6.50%, 11/25/18-11/25/33 3                                5,300,000      5,513,344
7%, 9/1/33-11/1/33                                          119,974        126,424
7%, 11/25/33 3                                            5,204,000      5,480,463
8.50%, 7/1/32                                                27,937         30,074
-----------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg.
Obligations,
Trust 2003-21, Cl. FK, 1.52%, 3/25/33 2                     201,187        201,837
-----------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg.
Obligations,
Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Trust 2002-77, Cl. WF, 1.52%, 12/18/32 2                    113,731        114,080
-----------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security:
Trust 222, Cl. 2, 1.25%, 6/1/23 4                           285,188         47,172
Trust 240, Cl. 2, 1.073%, 9/1/23 4                          113,395         19,728
Trust 321, Cl. 2, (4.745)%, 3/1/32 4                        139,274         23,203
                                                                     -------------
                                                                        16,801,528





                     9 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Private--2.9%
-----------------------------------------------------------------------------------
Commercial--2.2%
Bear Stearns Commercial Mortgage Securities,
Inc., Commercial Mtg.
Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40         $ 261,341  $     260,832
-----------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp.,
Commercial Mtg. Obligations,
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                     215,000        215,739
-----------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Commercial
Mtg. Pass-Through Certificates, Series 2003-ML1A,
Cl. A1, 3.972%, 3/12/39                                     157,861        157,367
-----------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC,
Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1, Cl. A2,
7.306%, 10/6/15                                             182,000        209,293
                                                                     -------------
                                                                           843,231

-----------------------------------------------------------------------------------
Other--0.2%
CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
Series 2003-EF1, Cl. A2, 1.49%, 12/20/05 1                   90,000         89,888
-----------------------------------------------------------------------------------
Residential--0.5%
Washington Mutual Mortgage Securities Corp.,
Collateralized Mtg.
Obligations Pass-Through Certificates,
Series 2003-AR7,
Cl. A1, 1.51%, 8/25/33 2                                    167,052        166,819
                                                                     -------------
Total Mortgage-Backed Obligations (Cost $17,893,974)                    17,901,466

-----------------------------------------------------------------------------------
U.S. Government Obligations--33.6%
-----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
4.50%, 1/15/13-7/15/13                                      1,100,000    1,082,241
5.50%, 7/15/06                                              1,800,000    1,941,323
-----------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
4.25%, 7/15/07                                              1,150,000    1,199,152
5.50%, 2/15/06                                                550,000      589,646
-----------------------------------------------------------------------------------
Freddie Mac Unsec. Nts., 6.875%, 9/15/10                      300,000      347,641
-----------------------------------------------------------------------------------
Tennessee Valley Authority Bonds, 5.375%, 11/13/08            110,000      118,860
-----------------------------------------------------------------------------------
U.S. Treasury Bonds:
4.25%, 8/15/13                                                278,000      276,958
5.375%, 2/15/31                                               257,000      265,664
5.50%, 8/15/28                                              1,115,000    1,151,587
6.875%, 8/15/25                                             1,310,000    1,588,324
STRIPS, 3.23%, 2/15/11 5,6                                    498,000      369,499
STRIPS, 3.81%, 2/15/13 5                                    1,321,000      869,205
-----------------------------------------------------------------------------------
U.S. Treasury Nts.:
1.125%, 6/30/05                                             1,900,000    1,884,787
3.125%, 9/15/08                                                18,000       17,923
5.75%, 8/15/10                                                500,000      559,454
7%, 7/15/06                                                   450,000      506,004
                                                                     -------------
Total U.S. Government Obligations (Cost $13,104,121)                    12,768,268

-----------------------------------------------------------------------------------
Foreign Government Obligations--0.2%
-----------------------------------------------------------------------------------
United Mexican States Nts., 7.50%, 1/14/12 (Cost $83,420)    75,000         84,000


                    10 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Corporate Bonds and Notes--20.2%
-----------------------------------------------------------------------------------
Consumer Discretionary--5.2%
-----------------------------------------------------------------------------------
Auto Components--0.2%
Delphi Corp., 6.55% Nts., 6/15/06                         $  80,000  $      85,295
-----------------------------------------------------------------------------------
Automobiles--2.4%
DaimlerChrysler NA Holding Corp., 6.40% Nts., 5/15/06       170,000        181,835
-----------------------------------------------------------------------------------
Ford Motor Co., 7.45% Bonds, 7/16/31                        110,000         99,083
-----------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875%
Unsec. Unsub. Nts., 8/28/12                                 310,000        318,295
-----------------------------------------------------------------------------------
General Motors Corp., 8.375% Sr. Unsec. Debs., 7/15/33       95,000        100,515
-----------------------------------------------------------------------------------
Hertz Corp. (The), 7.625% Sr. Nts., 6/1/12                  200,000        201,355
                                                                     -------------
                                                                           901,083

-----------------------------------------------------------------------------------
Household Durables--0.1%
Pulte Homes, Inc., 8.375% Sr. Nts., 8/15/04                  35,000         36,232
-----------------------------------------------------------------------------------
Media--2.0%
British Sky Broadcasting Group plc, 8.20%
Sr. Unsec. Nts., 7/15/09                                     65,000         75,834
-----------------------------------------------------------------------------------
Liberty Media Corp., 3.50% Nts., 9/25/06                     90,000         88,955
-----------------------------------------------------------------------------------
News America Holdings, Inc., 7.75% Sr.
Unsec. Debs., 12/1/45                                       130,000        149,604
-----------------------------------------------------------------------------------
TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12    220,000        286,222
-----------------------------------------------------------------------------------
Time Warner Cos., Inc., 9.125% Debs., 1/15/13                90,000        112,833
-----------------------------------------------------------------------------------
Time Warner Entertainment Co. LP, 8.375% Sr. Debs., 3/15/23  40,000         48,820
                                                                     -------------
                                                                           762,268

-----------------------------------------------------------------------------------
Multiline Retail--0.3%
Sears Roebuck Acceptance Corp., 3.03% Nts.,
Series VII, 2/25/04 2                                       115,000        115,218
-----------------------------------------------------------------------------------
Specialty Retail--0.2%
Gap, Inc. (The), 6.90% Nts., 9/15/07                         80,000         87,400
-----------------------------------------------------------------------------------
Consumer Staples--1.2%
-----------------------------------------------------------------------------------
Food & Staples Retailing--1.2%
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31            135,000        152,888
-----------------------------------------------------------------------------------
Kroger Co. (The), 7.80% Sr. Nts., 8/15/07                   135,000        155,268
-----------------------------------------------------------------------------------
Safeway, Inc., 3.80% Sr. Unsec. Nts., 8/15/05               150,000        153,146
                                                                     -------------
                                                                           461,302

-----------------------------------------------------------------------------------
Energy--0.4%
-----------------------------------------------------------------------------------
Oil & Gas--0.4%
Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27            60,000         70,050
-----------------------------------------------------------------------------------
PF Export Receivables Master Trust, 3.748% Sr. Nts.,
Series B, 6/1/13 7                                           65,000         63,311
                                                                     -------------
                                                                           133,361

-----------------------------------------------------------------------------------
Financials--4.2%
-----------------------------------------------------------------------------------
Capital Markets--0.4%
Bankers Trust Corp., 7.375% Unsec. Sub. Nts., 5/1/08         15,000         17,167
-----------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (USA),
6.125% Nts., 11/15/11                                       140,000        151,538
                                                                     -------------
                                                                           168,705




                     11 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Commercial Banks--0.4%
Household Finance Corp., 7% Nts., 5/15/12                 $ 130,000   $    147,879
-----------------------------------------------------------------------------------
Diversified Financial Services--1.1%
American Honda Finance Corp., 3.85% Nts., 11/6/08 3          50,000         49,995
-----------------------------------------------------------------------------------
CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts., 4/2/12        75,000         87,669
-----------------------------------------------------------------------------------
Franklin Resources, Inc., 3.70% Nts., 4/15/08                50,000         49,909
-----------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 3.375% Nts., Series B, 9/14/07   105,000        105,538
-----------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                           70,000         78,071
-----------------------------------------------------------------------------------
NiSource Finance Corp., 3.20% Nts., 11/1/06                  30,000         30,059
                                                                     -------------
                                                                           401,241

-----------------------------------------------------------------------------------
Insurance--1.7%
AXA Group, 8.60% Unsec. Sub. Nts., 12/15/30                  90,000        111,302
-----------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.
(The), 2.375% Nts., 6/1/06                                   50,000         49,492
-----------------------------------------------------------------------------------
John Hancock Global Funding II, 7.90% Nts., 7/2/10 7        140,000        166,352
-----------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 7 105,000        127,360
-----------------------------------------------------------------------------------
Prudential Insurance Co. of America, 8.30% Nts., 7/1/25 7   145,000        176,732
                                                                     -------------
                                                                           631,238

-----------------------------------------------------------------------------------
Real Estate--0.6%
EOP Operating LP, 6.763% Sr. Unsec. Nts., 6/15/07            98,000        108,365
-----------------------------------------------------------------------------------
Shopping Center Associates, 6.75% Sr.
Unsec. Nts., 1/15/04 7                                       30,000         30,304
-----------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec. Unsub. Nts., 6/15/07   100,000        105,707
                                                                     -------------
                                                                           244,376

-----------------------------------------------------------------------------------
Health Care--0.4%
-----------------------------------------------------------------------------------
Health Care Providers & Services--0.4%
Aetna, Inc., 7.375% Sr. Unsec. Nts., 3/1/06                  60,000         66,306
-----------------------------------------------------------------------------------
Health Net, Inc., 8.375% Sr. Unsec. Unsub. Nts., 4/15/11     75,000         88,825
                                                                     -------------
                                                                           155,131

-----------------------------------------------------------------------------------
Industrials--3.0%
-----------------------------------------------------------------------------------
Aerospace & Defense--1.2%
Boeing Capital Corp., 7.375% Sr. Nts., 9/27/10              200,000        227,635
-----------------------------------------------------------------------------------
Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11             75,000         86,307
-----------------------------------------------------------------------------------
Raytheon Co., 6.50% Unsec. Nts., 7/15/05                    120,000        128,514
                                                                     -------------
                                                                           442,456

-----------------------------------------------------------------------------------
Commercial Services & Supplies--0.4%
Allied Waste North America, Inc., 10% Sr. Unsec.
Sub. Nts., Series B, 8/1/09                                  60,000         65,550
-----------------------------------------------------------------------------------
Waste Management, Inc., 7% Sr. Nts., 7/15/28                 70,000         75,214
                                                                     -------------
                                                                           140,764

-----------------------------------------------------------------------------------
Industrial Conglomerates--1.2%
General Electric Capital Corp., 2.75% Nts.,
Series A, 9/25/06                                            40,000         40,039
-----------------------------------------------------------------------------------
Hutchison Whampoa International Ltd., 6.50% Nts., 2/13/13 7  95,000         99,153



                     12 | OPPENHEIMER TOTAL RETURN BOND FUND

                                                          Principal   Market Value
                                                             Amount     See Note 1
-----------------------------------------------------------------------------------
Industrial Conglomerates Continued
Tyco International Group SA, 6.75% Sr.
Unsub. Nts., 2/15/11                                      $ 300,000  $     320,625
                                                                     -------------
                                                                           459,817

-----------------------------------------------------------------------------------
Road & Rail--0.2%
CSX Corp., 6.25% Unsec. Nts., 10/15/08                       85,000         93,401
-----------------------------------------------------------------------------------
Materials--0.4%
-----------------------------------------------------------------------------------
Paper & Forest Products--0.4%
Weyerhaeuser Co., 5.50% Unsec. Unsub. Nts., 3/15/05         130,000        135,494
-----------------------------------------------------------------------------------
Telecommunication Services--2.4%
-----------------------------------------------------------------------------------
Diversified Telecommunication Services--1.9%
British Telecommunications plc, 7.875% Nts., 12/15/05       120,000        132,948
-----------------------------------------------------------------------------------
Citizens Communications Co., 9.25% Sr. Nts., 5/15/11         65,000         81,266
-----------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50%
Unsub. Nts., 6/15/10                                        125,000        150,674
-----------------------------------------------------------------------------------
France Telecom SA:
9% Sr. Unsec. Nts., 3/1/11                                   50,000         60,422
9.75% Sr. Unsec. Nts., 3/1/31 2                              55,000         72,839
-----------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                   145,000        165,488
-----------------------------------------------------------------------------------
Telefonos de Mexico SA, 8.25% Sr. Unsec. Nts., 1/26/06       75,000         83,344
                                                                     -------------
                                                                           746,981

-----------------------------------------------------------------------------------
Wireless Telecommunication Services--0.5%
AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07 140,000        157,180
-----------------------------------------------------------------------------------
Rogers Wireless Communications, Inc., 9.625%
Sr. Sec. Nts., 5/1/11                                        21,000         24,465
                                                                     -------------
                                                                           181,645

-----------------------------------------------------------------------------------
Utilities--3.0%
-----------------------------------------------------------------------------------
Electric Utilities--2.3%
AEP Resources, Inc., 6.50% Sr. Nts., 12/1/03 7              135,000        135,432
-----------------------------------------------------------------------------------
CenterPoint Energy, Inc., 5.875% Nts., 6/1/08 7             105,000        108,169
-----------------------------------------------------------------------------------
Dominion Resources, Inc., 8.125% Sr. Unsub. Nts., 6/15/10    80,000         95,807
-----------------------------------------------------------------------------------
DTE Energy Co., 6.375% Sr. Nts., 4/15/33                     85,000         84,996
-----------------------------------------------------------------------------------
MidAmerican Energy Holdings Co., 5.875% Sr. Nts., 10/1/12   130,000        134,741
-----------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 5.375% Sr. Unsec. Nts., 10/1/04  55,000         56,779
-----------------------------------------------------------------------------------
Progress Energy, Inc., 6.55% Sr. Unsec. Nts., 3/1/04        175,000        177,848
-----------------------------------------------------------------------------------
TECO Energy, Inc., 10.50% Sr. Unsec. Nts., 12/1/07           65,000         73,613
                                                                     -------------
                                                                           867,385

-----------------------------------------------------------------------------------
Gas Utilities--0.7%
El Paso Natural Gas Co., 6.75% Unsec. Unsub.
Nts., 11/15/03 1                                             25,000         25,000
-----------------------------------------------------------------------------------
Kinder Morgan, Inc., 6.50% Sr. Unsec. Nts., 9/1/12           90,000         99,291
-----------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10    125,000        148,110
-----------------------------------------------------------------------------------
NorAm Energy Corp., 6.375% Unsec. Term Enhanced
Remarketable Nts., 11/1/03                                   13,000         13,000
                                                                     -------------
                                                                           285,401
                                                                     -------------
Total Corporate Bonds and Notes (Cost $7,646,663)                        7,684,073



                     13 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                      Market Value
                                                             Shares     See Note 1
-----------------------------------------------------------------------------------
Common Stocks--3.3%
-----------------------------------------------------------------------------------
iShares GS$ InvesTop Corp. Bond Fund (Cost $1,248,186)       11,400   $  1,255,710

                                                          Principal
                                                             Amount
-----------------------------------------------------------------------------------
Structured Notes--5.5%
-----------------------------------------------------------------------------------
Bank of New York (The), Core Investment Grade Bond Trust I
Pass-Through Certificates, Series 2002-1,
4.727%, 11/30/07                                         $1,000,000      1,036,415
-----------------------------------------------------------------------------------
JPMorgan Chase Bank, High Yield Index BB Linked
Nts., 6.40%, 6/20/08                                      1,050,000      1,047,375
                                                                     -------------
Total Structured Notes (Cost $2,041,511)                                 2,083,790

-----------------------------------------------------------------------------------
Joint Repurchase Agreements--14.4% 8
-----------------------------------------------------------------------------------
Undivided interest of 3.64% in joint repurchase agreement
(Principal Amount/Market Value $149,808,000, with a
maturity value of $149,820,109) with Banc One Capital
Markets, Inc., 0.97%, dated 10/31/03, to be repurchased at
$5,455,441 on 11/3/03, collateralized by U.S. Treasury
Bonds, 3.625%--9%, 3/31/04--8/15/23, with a value of
$152,949,680 (Cost $5,455,000)                            5,455,000      5,455,000
-----------------------------------------------------------------------------------
Total Investments, at Value (Cost $53,850,454)                141.1%    53,610,653
-----------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                         (41.1)   (15,628,066)
                                                            -----------------------
Net Assets                                                    100.0%   $37,982,587
                                                            =======================



Footnotes to Statement of Investments

1. Identifies issues considered to be illiquid. See Note 7 of Notes to Financial Statements.

2. Represents the current interest rate for a variable or increasing rate security.

3. When-issued security to be delivered and settled after October 31, 2003. See
Note 1 of Notes to Financial Statements.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $90,103 or 0.24% of the Fund's net assets as of October 31, 2003.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. Securities with an aggregate market value of $237,429 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $906,813 or 2.39% of the Fund's net assets as of October 31, 2003.

8. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.


See accompanying Notes to Financial Statements.



                     14 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------



October 31, 2003
----------------------------------------------------------------------------------
Assets
-----------------------------------------------------------------------------------
Investments, at value (including cost and market value of $5,455,000 in repurchase agreements) (cost $53,850,454)--see accompanying statement  $53,610,653
-----------------------------------------------------------------------------------
Cash                                                                           660
-----------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $1,176,183 sold on a when-issued basis)      1,176,183
Interest, dividends and principal paydowns                                 376,814
Shares of beneficial interest sold                                          84,372
Other                                                                        2,010
                                                                       ------------
Total assets                                                            55,250,692


-----------------------------------------------------------------------------------
Liabilities
-----------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $16,918,409 purchased
on a when-issued basis)                                                 17,150,363
Dividends                                                                   69,943
Shares of beneficial interest redeemed                                      22,352
Shareholder reports                                                          5,735
Futures margins                                                              4,744
Transfer and shareholder servicing agent fees                                2,102
Distribution and service plan fees                                           1,681
Trustees' compensation                                                       1,093
Other                                                                       10,092
                                                                       ------------
Total liabilities                                                       17,268,105


-----------------------------------------------------------------------------------
Net Assets                                                             $37,982,587
                                                                       ============

-----------------------------------------------------------------------------------
Composition of Net Assets
-----------------------------------------------------------------------------------
Par value of shares of beneficial interest                             $     3,788
-----------------------------------------------------------------------------------
Additional paid-in capital                                              37,975,895
-----------------------------------------------------------------------------------
Undistributed net investment income                                          9,859
-----------------------------------------------------------------------------------
Accumulated net realized gain on investments
and foreign currency transactions                                          329,427
-----------------------------------------------------------------------------------
Net unrealized depreciation on investments                                (336,382)
                                                                       ------------
Net Assets                                                             $37,982,587
                                                                       ============





                     15 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net Asset Value Per Share
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $33,289,731 and 3,320,140 shares of beneficial interest
outstanding)                                                              $10.03
Maximum offering price per share (net asset value plus sales
charge of 4.75% of offering price)                                        $10.53
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,584,366 and 257,755 shares of beneficial interest
outstanding)                                                              $10.03
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,696,975 and 169,295 shares of beneficial interest
outstanding)                                                              $10.02
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $411,515 and 41,026 shares of beneficial interest
outstanding)                                                              $10.03



See accompanying Notes to Financial Statements.


                     16 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


For the Six Months Ended October 31, 2003
-----------------------------------------------------------------------------------
Investment Income
-----------------------------------------------------------------------------------
Interest                                                                  $540,240
-----------------------------------------------------------------------------------
Dividends                                                                   31,941
                                                                          ---------
Total investment income                                                    572,181

-----------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------
Management fees                                                             86,136
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                     (3,808)
Class B                                                                     10,867
Class C                                                                      5,793
Class N                                                                        548
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                      5,317
Class B                                                                      4,245
Class C                                                                      1,794
Class N                                                                        113
-----------------------------------------------------------------------------------
Legal, auditing and other professional fees                                 11,188
-----------------------------------------------------------------------------------
Trustees' compensation                                                       5,539
-----------------------------------------------------------------------------------
Shareholder reports                                                          4,015
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                    924
-----------------------------------------------------------------------------------
Other                                                                        1,045
                                                                          ---------
Total expenses                                                             133,716
Less voluntary reimbursement of expenses                                    (4,584)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class A                                                  (26)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class B                                                 (395)
Less voluntary waiver of transfer and shareholder
servicing agent fees--Class C                                                   (3)
                                                                          ---------
Net expenses                                                               128,708

-----------------------------------------------------------------------------------
Net Investment Income                                                      443,473

-----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
-----------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                                   (610)
Closing of futures contracts                                               330,797
Foreign currency transactions                                                  (42)
                                                                          ---------
Net realized gain                                                          330,145
-----------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                               (503,442)
Futures contracts                                                          (59,572)
                                                                          ---------
Net change in unrealized depreciation                                     (563,014)

-----------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                      $210,604
                                                                          =========



See accompanying Notes to Financial Statements.



                     17 | OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Six Months        Period
                                                               Ended         Ended
                                                    October 31, 2003     April 30,
                                                         (Unaudited)          2003 1
------------------------------------------------------------------------------------
Operations
------------------------------------------------------------------------------------
Net investment income                                    $   443,473   $    87,633
------------------------------------------------------------------------------------
Net realized gain (loss)                                     330,145          (718)
------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)        (563,014)      226,632
                                                         ---------------------------
Net increase in net assets resulting from operations         210,604       313,547

------------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                     (411,596)      (87,071)
Class B                                                      (18,891)         (550)
Class C                                                      (10,534)         (143)
Class N                                                       (2,305)          (16)

------------------------------------------------------------------------------------
Beneficial Interest Transactions
------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                    5,885,602    27,282,368
Class B                                                    1,810,847       790,499
Class C                                                    1,319,078       383,530
Class N                                                      394,196        20,422

------------------------------------------------------------------------------------
Net Assets
------------------------------------------------------------------------------------
Total increase                                             9,177,001    28,702,586
------------------------------------------------------------------------------------
Beginning of period                                       28,805,586       103,000 2
                                                         ---------------------------
End of period [including undistributed net investment
income of $9,859 and $9,712, respectively]               $37,982,587   $28,805,586
                                                         ===========================


1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.

2. Reflects the value of the Manager's initial seed money investment on February 6, 2003.



See accompanying Notes to Financial Statements.


                     18 | OPPENHEIMER TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                        Class A                        Class B
                                          Six Months     Period          Six Months     Period
                                               Ended      Ended               Ended      Ended
                                    October 31, 2003  April 30,    October 31, 2003  April 30,
                                         (Unaudited)     2003 1         (Unaudited)     2003 1
-----------------------------------------------------------------------------------------------
Per Share Operating Data
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 10.08    $ 10.00             $ 10.08     $10.00
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .14        .03                 .08        .02
Net realized and unrealized gain (loss)         (.05)       .08                (.05)       .08
                                              -------------------------------------------------
Total from investment operations                 .09        .11                 .03        .10
-----------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income            (.14)      (.03)               (.08)      (.02)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                $10.03     $10.08              $10.03     $10.08
                                              =================================================

-----------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2              0.86%      1.14%               0.34%      0.97%
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $33,290    $27,598              $2,584       $798
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)            $30,682    $26,027              $2,166       $340
-----------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                           2.66%      1.77%               1.73%      0.85%
Total expenses                                  0.65%      1.29%               1.97%      2.36%
Expenses after expense reimbursement or fee
waiver and reduction to custodian expenses       N/A4      0.90%               1.64%      1.65%
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                           97%        77%                 97%        77%



1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.
2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


                     19 | OPPENHEIMER TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                                       Class C                      Class N
                                          Six Months    Period        Six Months     Period
                                               Ended     Ended             Ended      Ended
                                    October 31, 2003 April 30,  October 31, 2003  April 30,
                                         (Unaudited)    2003 1       (Unaudited)     2003 1
--------------------------------------------------------------------------------------------
Per Share Operating Data
--------------------------------------------------------------------------------------------
Net asset value, beginning of period          $10.08    $10.00            $10.08     $10.00
--------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                            .08       .02               .11        .03
Net realized and unrealized gain (loss)         (.06)      .08              (.05)       .08
                                              ----------------------------------------------
Total from investment operations                 .02       .10               .06        .11
--------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income            (.08)     (.02)             (.11)      (.03)
--------------------------------------------------------------------------------------------
Net asset value, end of period                $10.02    $10.08            $10.03     $10.08
                                              ==============================================

--------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2              0.25%     0.96%             0.59%      1.08%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $1,697      $388              $412        $22
--------------------------------------------------------------------------------------------
Average net assets (in thousands)             $1,156      $126              $220        $ 6
--------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                           1.81%     0.59%             2.08%      1.50%
Total expenses                                  1.89%     2.28%             1.16%      2.63%
Expenses after expense reimbursement or fee
waiver and reduction to custodian expenses      1.65%     1.65%             1.14%      1.15%
--------------------------------------------------------------------------------------------
Portfolio turnover rate                           97%       77%               97%        77%



1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.
2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


                     20 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Total Return Bond Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek to maximize total return through both capital appreciation and income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B, Class C and Class N shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Structured Notes. The Fund invests in index-linked structured notes whose principal and/or interest depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of October 31, 2003, the market value of these securities comprised 5.5% of the Fund's net assets, and resulted in unrealized gains of $42,279.


                     21 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Securities on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such purchases while remaining substantially fully invested. As of October 31, 2003, the Fund had entered into when-issued purchase commitments of $16,918,409. Additionally, the Fund had when-issued sale commitments of $1,176,183.
   In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments.
   Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In

                     22 | OPPENHEIMER TOTAL RETURN BOND FUND
the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
   As of October 31, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended October 31, 2003 and the period ended April 30, 2003, the Fund did not use carryforward to offset capital gains realized.

The tax character of distributions paid during the six months ended October 31, 2003 and the year ended April 30, 2003 was as follows:


                                     Six Months Ended      Period Ended
                                     October 31, 2003   April 30, 2003 1
                 -------------------------------------------------------
                 Distributions paid from:
                 Ordinary income             $443,326            $87,780

1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.



                     23 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                   Six Months Ended October 31, 2003    Period Ended April 30, 2003 1,2
                                Shares        Amount         Shares         Amount
-------------------------------------------------------------------------------------
Class A
Sold                           668,982    $6,757,818      2,736,090    $ 27,361,875
Dividends and/or
distributions reinvested         6,709        67,250            275          2,768
Redeemed                       (93,688)     (939,466)        (8,228)       (82,275)
                              -------------------------------------------------------
Net increase                   582,003    $5,885,602      2,728,137    $27,282,368
                              =======================================================

-------------------------------------------------------------------------------------
Class B
Sold                           227,859    $2,305,078         88,955    $   888,971
Dividends and/or
distributions reinvested         1,657        16,617             36            365
Redeemed                       (50,956)     (510,848)        (9,896)       (98,837)
                              -------------------------------------------------------
Net increase                   178,560    $1,810,847         79,095    $   790,499
                              =======================================================

-------------------------------------------------------------------------------------
Class C
Sold                           151,632    $1,528,032         39,178    $   391,527
Dividends and/or
distributions reinvested         1,025        10,274             10            103
Redeemed                       (21,845)     (219,228)          (805)        (8,100)
                              -------------------------------------------------------
Net increase                   130,812    $1,319,078         38,383    $   383,530
                              =======================================================

-------------------------------------------------------------------------------------
Class N
Sold                            53,465    $  539,481          2,032    $    20,408
Dividends and/or
distributions reinvested           232         2,327              1             14
Redeemed                       (14,804)     (147,612)            --             --
                              -------------------------------------------------------
Net increase                    38,893    $  394,196          2,033    $    20,422
                              =======================================================

1. For the period from February 21, 2003 (commencement of operations) to April 30, 2003.
2. The Fund sold 10,000 shares of Class A and 100 shares of Class B, Class C and Class N to the Manager upon seeding of the Fund on February 6, 2003.


                     24 | OPPENHEIMER TOTAL RETURN BOND FUND

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended October 31, 2003, were $47,875,405 and $39,326,344, respectively.


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.50% of the first $250 million of average annual net assets of the Fund, 0.475% of the next $500 million, and 0.45% of average annual net assets in excess of $750 million. The Manager has voluntarily agreed to waive fees and reimburse expenses such that "Total Annual Operating Expenses" will not exceed 0.90% for Class A shares, 1.65% for Class B Shares, 1.65% for Class C shares, and 1.15% for Class N shares, respectively. The voluntary waivers described above may be amended or withdrawn at any time. For the six months ended October 31, 2003, management fees in the amount of $4,584 were voluntarily waived by the Manager.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended October 31, 2003, the Fund paid $9,231 to OFS for services to the Fund.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Offering and Organizational Costs. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                 Aggregate        Class A    Concessions    Concessions    Concessions    Concessions
                 Front-End      Front-End     on Class A     on Class B     on Class C     on Class N
             Sales Charges  Sales Charges         Shares         Shares         Shares         Shares
Six Months      on Class A    Retained by    Advanced by    Advanced by    Advanced by    Advanced by
Ended               Shares    Distributor  Distributor 1  Distributor 1  Distributor 1  Distributor 1
-----------------------------------------------------------------------------------------------------
October 31, 2003   $56,843        $10,497        $18,213     $1,101,861       $140,640        $32,876

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.


                     25 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued

                             Class A       Class B        Class C        Class N
                          Contingent    Contingent     Contingent     Contingent
                            Deferred      Deferred       Deferred       Deferred
                       Sales Charges Sales Charges  Sales Charges  Sales Charges
Six Months               Retained by   Retained by    Retained by    Retained by
Ended                    Distributor   Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
October 31, 2003                $433        $2,413           $322           $914

--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended October 31, 2003, expense under the Class A Plan totaled $(3,808) which is comprised of a decrease in estimated prior period expenses of $7,880 and $4,072 in expenses for anticipated current period payments by the Distributor to recipients. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The
Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the six months ended October 31, 2003, were as follows:

                                                                   Distributor's
                                                    Distributor's      Aggregate
                                                        Aggregate  Uncompensated
                                                    Uncompensated  Expenses as %
                    Total Expenses Amount Retained       Expenses  of Net Assets
                        Under Plan  by Distributor     Under Plan       of Class
--------------------------------------------------------------------------------
 Class B Plan              $10,867         $10,255        $72,326         2.80%
 Class C Plan                5,793           5,427         22,562         1.33
 Class N Plan                  548             520          7,316         1.78


--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and


                     26 | OPPENHEIMER TOTAL RETURN BOND FUND
depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
   As of October 31, 2003, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
   The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
   Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.
   Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
   Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.



                     27 | OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
6. Futures Contracts Continued

As of October 31, 2003, the Fund had outstanding futures contracts as follows:

                                  Expiration  Number of   Valuation as of     Unrealized
Contract Description                   Dates  Contracts  October 31, 2003   Depreciation
-----------------------------------------------------------------------------------------
Contracts to Purchase
U.S. Treasury Nts., 10 yr.          12/19/03         27        $3,032,016        $ 4,617
                                                                                 --------
Contracts to Sell
U.S. Long Bonds                     12/19/03         10         1,087,188         37,662
U.S. Treasury Nts., 2 yr.           12/29/03         14         3,002,563            177
U.S. Treasury Nts., 5 yr.           12/19/03         27         3,018,938         54,125
                                                                                 --------
                                                                                  91,964
                                                                                 --------
                                                                                 $96,581
                                                                                 ========


--------------------------------------------------------------------------------
7. Illiquid Securities
As of October 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of October 31, 2003 was $1,590,517, which represents 4.19% of the Fund's net assets.


--------------------------------------------------------------------------------
8. Borrowing and Lending Arrangements
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the six months ended or at October 31, 2003.


                     28 | OPPENHEIMER TOTAL RETURN BOND FUND

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                     29 |OPPENHEIMER TOTAL RETURN BOND FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of the Fund has determined that Joseph M. Wikler, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Wikler as the Audit Committee's financial expert. Mr. Wikler is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)